UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment	[X]; Amendment Number:1
This Amendment:	[X] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Delta Lloyd Asset Management N.V.
Address: Amstelplein 6, 1096 BC Amsterdam, The Netherlands
Form 13F File Number: 028-14932
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the
person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,
and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Stephanie Pirlot
Title: Company Secretary
Phone: +31 20 594 3827
Signature, Place, and Date of Signing:
Stephanie Pirlot	Amsterdam, The Netherlands	23rd November 2012
Remark: Up to May 2011 Aviva plc (028-06609) was the parent company of Delta Lloyd N.V. (028-06611). Up to Q1 2011's filing, Delta Lloyd Asset Management N.V.'s holdings were reported by Aviva plc as being holdings of Consolidated Delta Lloyd. Delta Lloyd Asset Management N.V. has been one of the asset managers within the group of Delta Lloyd N.V since the first 13F-filings done by Aviva plc. Therefore Delta Lloyd Asset Management N.V. should not be regarded as a new institutional investment manager and should not have filed its initial report in December.
Report Type:
[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Delta Lloyd N.V. (028-06611)